ISSUED CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2023
ISSUED CAPITAL AND RESERVES
ISSUED CAPITAL AND RESERVES	ISSUED CAPITAL AND RESERVES
The following table details the common shares of the Company as of December 31:

	2023	2022

Authorized common shares (nominal value of US$0.001 per share)	1,849,190,667	1,849,190,667

Issued shares, including 766,350 (2022: 3,374,459) shares held by a subsidiary of the Company*	1,756,731,135	1,756,731,135

*Refer to Note 22 for further details.
The holders of common shares are, subject to our bye-laws and Bermuda law, generally entitled to enjoy all the rights attaching to common shares. All issued shares are fully paid-up.
Subsequent to December 31, 2023, the VEON Ltd. Board of Directors approved the issuance of 92,459,532 of its authorized but unissued ordinary shares. As a result of the issuance, VEON will have 1,849,190,667 issued and outstanding ordinary shares. Refer to Note 23 for further details.
As of December 31, 2023, the Company’s largest shareholders and remaining free float are as follows:

Shareholder	Number of common shares	% of common and voting shares

L1T VIP Holdings S.à r.l. (“LetterOne”)	840,625,001	47.9%
Stichting Administratiekantoor Mobile Telecommunications Investor *	145,947,562	8.3%
Lingotto Investment Management LLP	131,068,288	7.5%
Shah Capital Management Inc.	124,831,975	7.1%
Free Float, including 766,350 shares held by a subsidiary of the Company	514,258,309	29.2%
Total outstanding common shares	1,756,731,135	100.0%

* LetterOne is the holder of the depositary receipts issued by Stichting and is therefore entitled to the economic benefits (dividend payments, other distributions and sale proceeds) of such depositary receipts and, indirectly, of the 145,947,562 common shares represented by the depositary receipts. According to the conditions of administration entered into between Stichting and LetterOne (“Conditions of Administration”) in connection with the transfer of 145,947,562 common shares from LetterOne to Stichting on March 29, 2016, Stichting has the power to vote and direct the voting of, and the power to dispose and direct the disposition of, the ADSs, in its sole discretion, in accordance with the Conditions of Administration and Stichting’s articles of association.
Nature and purpose of reserves
Other capital reserves are mainly used to recognize the results of transactions that do not result in a change of control with non-controlling interest (see Note 14). The foreign currency translation reserve is used to record exchange differences arising from the translation of the financial statements of foreign subsidiaries, net of any related hedging activities (see Note 16).